Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Expenses	Expenses:

For the years ended December 31	2025	2024
Cost of sales	$2,308,390	$2,678,081
Selling and distribution	700,996	583,357
Administrative expenses	116,760	133,672
Total expenses by function	$3,126,146	$3,395,110
Cost of raw materials and purchased methanol	1,712,545	2,219,459
Ocean freight and other logistics	480,959	362,282
Employee expenses, including share-based compensation	238,986	251,149
Other expenses	247,645	176,517
Cost of sales and operating expenses	2,680,135	3,009,407
Depreciation and amortization	446,011	385,703
Total expenses by nature	$3,126,146	$3,395,110
For the year ended December 31, 2025 we recorded a share-based compensation recovery of $4.6 million (2024 - expense of $24.0 million), the majority of which is included in administrative expenses for the total expenses by function presentation above.
Included in expenses is $218.1 million of cost of sales (2024 - nil) which are purchases from Natgasoline and therefore recognized as sales to Methanex in our Natgasoline equity investee's statement of income. There were nil amounts included in cost of sales (2024 - $344.9 million) for purchases from Atlas which were recognized as sales to Methanex in our Atlas equity investee’s statements of income.